Commitments and Contingencies - Schedule of Future Commitments Under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 13,272
2017	12,700
2018	11,738
2019	10,325
2020	9,245
Thereafter	44,802
Total	$ 102,082